Subsequent events (Details) - Horizon - fundamental realignment of business € in Millions	34 Months Ended
	Dec. 31, 2028 EUR (€)	Dec. 31, 2027 item	Mar. 10, 2026 item
Subsequent events
Number of sites			14
Maximum
Subsequent events
Number of positions affected by workforce adjustments			800
Forecast
Subsequent events
Number of sites		10
Cash restructuring costs | €	€ 100